Document And Entity Information	9 Months Ended
Sep. 30, 2014
Document Information [Line Items]
Entity Registrant Name	Pangaea Logistics Solutions Ltd.
Entity Central Index Key	0001606909
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2014